Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share Based Compensation [Abstract]
Grants in period - Fair value
	Grant date	Final vesting date	Total shares granted	Grant Date Fair Value
A.	April 19, 2011	April 19, 2014	100,000	$11.050
B.	July 14, 2011	April 19, 2014	8,000	$10.735
C.	December 5, 2011	December 31, 2014	209,000	$10.230
D.	January 2, 2012	December 31, 2014	8,000	$8.660
E.	February 3, 2012	December 31, 2014	1,000	$8.275
F.	November 14, 2012	December 31, 2014	315,000	$5.345
G.	February 4, 2013	December 31, 2014	34,000	$6.110
H.	November 22, 2013	December 31, 2015	315,000	$3.175
I.	December 19, 2013	December 31, 2015	16,000	$2.910
J.	November 10, 2014	December 31, 2016	340,000	$0.910

Activity for non-vested share awards
	Number of shares	Weighted Average Fair Value
Non-vested, January 1, 2014	614,170	$7.091
Granted	340,000	0.910
Cancelled	(1,000)	6.110
Vested	(447,670)	7.175
Non-vested, December 31, 2014	505,500	$2.326